Share capital, stock options and other stock-based plans	9 Months Ended
Sep. 30, 2025
Share-Based Payment Arrangement [Abstract]
Share capital, stock options and other stock-based plans
12. Share capital, stock options and other stock-based plans:

During the three and nine months ended September 30, 2025, the Company issued nil and 68,071 common shares, respectively, net of cancellations, upon exercises of share units (three and nine months ended September 30, 2024 – 6,500 and 90,362 common shares, respectively). The Company issues shares from treasury to satisfy share unit exercises.
(a)    Share Units (“Units”):

The value assigned to issued Units and the amounts accrued are recorded as other equity instruments. As Units are exercised or vest and the underlying shares are issued from treasury of the Company, the value is reclassified to share capital.

During the three and nine months ended September 30, 2025, the Company recognized $221 and $515, respectively (three and nine months ended September 30, 2024 - $140 and $1,352, respectively) of stock-based compensation associated with the Westport Omnibus Plan. The Westport Omnibus Plan aims to advance the Company's interests by encouraging employees, consultants and non-employee directors to receive equity-based compensation and incentives. The plan outlines the stock-based options types, eligibility and vesting terms.

A continuity of the Units issued under the Westport Omnibus Plan are as follows:

	Nine months ended September 30, 2025		Nine months ended September 30, 2024
	Number of Units	Weighted average grant date fair value (CDN $)	Number of Units	Weighted average grant date fair value (CDN $)
Outstanding, beginning of period	524,322	$11.75	478,643	$15.68
Granted	427,691	3.28	224,050	8.23
Exercised	(68,071)	17.48	(90,362)	17.58
Forfeited/expired	(146,457)	11.82	(54,614)	22.15
Outstanding, end of period	737,485	$6.28	557,717	$11.73
Units outstanding and exercisable, end of period	491	$31.07	—	$—
12. Share capital, stock options and other stock-based plans (continued):

During the nine months ended September 30, 2025, 427,691 share units were granted to certain employees and directors (nine months ended September 30, 2024 - 224,050). This included nil restricted share units (“RSUs”) (nine months ended September 30, 2024 - 104,215), 290,540 performance share units (“PSUs”) (nine months ended September 30, 2024 - nil) and 137,151 deferred share units ("DSUs") (nine months ended September 30, 2024 - 119,835).

Values of PSUs are determined using the Monte–Carlo Simulation Model. RSUs typically vest over a three-year period so the actual value received by the individual depends on the share price on the day such RSUs are settled for common shares, not the date of grant. Vesting of DSUs shall occur immediately prior to the resignation, retirement or termination of directorship, in accordance with the terms of Westport's Omnibus Plan.

As at September 30, 2025, $540 of compensation expense related to Units awarded has yet to be recognized in results from operations and will be recognized ratably over 1.6 years.
(b)    Aggregate intrinsic values:

The aggregate intrinsic value of the Company’s share units at September 30, 2025 as follows:

September 30, 2025
(CDN $)
Share units:
Outstanding	$2,358
Exercisable	15
Exercised	218
(c)    Stock-based compensation:

Stock-based compensation associated with the Unit plans is included in operating expenses as follows:

	Three Months Ended September 30,		Nine Months Ended September 30,
	2025	2024	2025	2024
Cost of revenue	$—	$36	$—	$113
Research and development	12	53	40	216
General and administrative	(215)	(269)	465	875
Sales and marketing	(18)	40	10	148
	$(221)	$(140)	$515	$1,352

Of the stock-based compensation expense recognized in the three and nine months ended September 30, 2025, a recovery of $(16) and $377 will settle in shares and a recovery of $(205) and $138 will settle in cash, respectively (three and nine months ended September 30, 2024 - $267 and $900 will settle in shares and a recovery of $(407) and $452 will settle in cash, respectively).